RETIREMENT BENEFIT OBLIGATIONS - Schedule of Composition of Scheme Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt securities:
Total debt instruments held	£ 9,926	£ 6,835
Property	10,660	11,577
Investment grade
Debt securities:
Defined benefit scheme fair value of scheme assets debt instruments with investment grade	20,369	42,568
Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	54	653
Debt securities:
Fixed interest government bonds	3,007	10,512
Index-linked government bonds	15,497	23,969
Corporate and other debt securities	3,978	13,399
Total debt instruments held	22,482	47,880
Property	116	139
Pooled investment vehicles	18,593	14,538
Money market instruments, cash, derivatives and other assets and liabilities	(8,548)	(11,676)
At 31 December	32,697	51,534
Quoted £m | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	7	617
Debt securities:
Fixed interest government bonds	3,007	10,512
Index-linked government bonds	15,497	23,969
Corporate and other debt securities	3,978	13,399
Total debt instruments held	22,482	47,880
Property	0	0
Pooled investment vehicles	2,730	1,192
Money market instruments, cash, derivatives and other assets and liabilities	1,069	319
At 31 December	26,288	50,008
Unquoted £m | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	47	36
Debt securities:
Fixed interest government bonds	0	0
Index-linked government bonds	0	0
Corporate and other debt securities	0	0
Total debt instruments held	0	0
Property	116	139
Pooled investment vehicles	15,863	13,346
Money market instruments, cash, derivatives and other assets and liabilities	(9,617)	(11,995)
At 31 December	£ 6,409	£ 1,526